Investments in associates and joint ventures (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020
Disclosure of associates [line items]
Associates	£ 24		£ 24
Joint ventures	0		0
Total	24	[1]	24
Joint ventures
Disclosure of associates [line items]
(Loss)/profit from continuing operations	0		2
Other comprehensive income / (loss)	0		0
Total comprehensive income/(loss) from continuing operations	0		2
Associates
Disclosure of associates [line items]
(Loss)/profit from continuing operations	0		(1)
Other comprehensive income / (loss)	1		(3)
Total comprehensive income/(loss) from continuing operations	£ 1		£ (4)

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.